Property, plant and equipment - Interest and AFUDC Capitalized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Capitalization [Line Items]
Total	$ 12,179	$ 6,680
Non-regulated property
Schedule of Capitalization [Line Items]
Interest capitalized on non-regulated property	4,538	2,268
Interest expense
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	2,745	1,684
Interest, dividend and other income
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	$ 4,896	$ 2,728